Convertible Promissory Notes	6 Months Ended	12 Months Ended
	Jul. 31, 2017	Jan. 31, 2017
Debt Disclosure [Abstract]
Convertible Promissory Notes

NOTE 8 – Convertible promissory notes

Following is a summary of convertible promissory notes:

	July 31, 2017	January 31, 2017

12% convertible note payable issued December 2016, due December 2017	$-	$33,467
12% convertible note payable issued February 2017, due February 2018	81,506	—
12% convertible note payable issued April 2017, due January 2018	51,824	—
8% convertible note payable issued June 2017, due June 2018	53,701	—
12% convertible note payable issued July 2017, due April 2018	50,066	—
	237,097	33,467
Less debt discount	(9,396)	(2,646)
Less current portion of convertible notes	(227,701)	(30,821)
Long-term convertible notes payable	$—	$—

On December 14, 2016, we entered into a convertible promissory note (the “December 2016 Note”) to Tangiers Investment Group, LLC (“Tangiers”) for a principal sum of up to $110,000, bearing interest at 12% per annum. The consideration is up to $100,000, which would produce an original issue discount of $10,000 if all the consideration is received. The lender paid $30,000 pursuant to the terms of the December 2016 Note on December 19, 2016, which resulted in the Company recording a $3,000 original issue discount. The maturity date is one year from the effective date of each payment, as well as any unpaid interest and other fees. The December 2016 Note may be convertible into shares of common stock of our company after 180 days of funding at a conversion price of 62.5% of the volume weighted average price of the Company’s common stock during the five trading days previous to the conversion. We may repay the December 2016 Note at any time before 150 days from the effective date of the December 2016 Note, or prepay at 130% of the principal from 151 to 180 days, after which we may not make any further payments on the December 2016 Note prior to the maturity date without written approval from the lender. As of January 31, 2017, we had $33,467 of principal and interest outstanding for the December 2016 Note. On June 16, 2017, Tangiers converted this note in full for 34,222,222 shares of the Company’s common stock. As of July 31, 2017, we had $0 of principal and interest outstanding for the December 2016 Note.

On February 2, 2017, the Company and Tangiers entered into Amendment #1 to the December 2016 Note (“Amendment #1”). Amendment #1 provides that, on or before February 2, 2017, Tangiers would make a payment to the Company of $77,000, which includes a 10% OID. The net proceeds of $70,000 were received on February 2, 2017. The maturity date is February 3, 2018. Also on February 2, 2017, the Company and Tangiers entered into Amendment #2 to the December 2016 Note (“Amendment #2”). Amendment #2 provides that the conversion price under the Note is equal to 60% of the lowest trading price of the Company’s common stock during the 20 consecutive trading days prior to Tangier’s conversion election. The default percentages of 5% and 10% of the discount of conversion price point remained the same other than reflecting the amended discount price. In addition, the provision in the Note relating to a right of first refusal was removed by Amendment #2. As of July 31, 2017, we had $81,506 of principal and interest outstanding under this note.

On April 11, 2017, we received proceeds of $48,000, net of a $2,000 fee, under a convertible promissory note dated April 10, 2017 (the “April 2017 Note”). The total principal under the April 2017 Note is $50,000, bears interest at 12% per annum, is due on January 10, 2018, and is convertible in shares of the Company’s common stock after 180 days at a conversion price with a 45% discount to the lowest weighted average market price during the previous 20 trading days to the date of conversion. As of July 31, 2017, we had $51,824 of principal and interest outstanding under the note.

On June 20, 2017, we received proceeds of $50,000, net of a $3,000 fee, under a convertible note dated June 20, 2017 (the “June 2017 Note”). The total principal under the June 2017 Note is $53,000, bears interest at 8% per annum, is due on June 20, 2018, and is convertible in shares of the Company’s common stock after 180 days at a conversion price of 65% of the lowest weighted average market price during the previous 10 trading days to the date of conversion. As of July 31, 2017, we had $53,701 of principal and interest outstanding.

On July 27, 2017, we received proceeds of $48,000, net of a $2,000 fee, under a convertible note dated July 26, 2017 (the “July 2017 Note”). The total principal under the July 2017 Note is $50,000, bears interest at 12% per annum, is due on April 26, 2018, and is convertible in shares of the Company’s common stock after 180 days at a conversion price with a 45% discount to the lowest weighted average market price during the previous 20 trading days to the date of conversion. As of July 31, 2017, we had $50,066 of principal and interest outstanding.

During the six months ended July 31, 2017 and 2016, the Company recorded debt discounts of $35,299 and $102,209, respectively, due to the derivative liabilities, and original issue debt discounts of $14,000 and $7,800, respectively, due to the convertible notes. The Company recorded amortization of these discounts of $ 42,549 and $174,077 for the six months ended July 31, 2017 and 2016, respectively.

NOTE 7 – Long-term debt and convertible promissory notes

A note payable to Ford Credit was payable in monthly installments of $544 including interest at a fixed rate of 9.49% through maturity in February 2016. The principal balance at January 31, 2017 and 2016 is $0 and $561, respectively. The carrying amount of the vehicle that serves as collateral was $0 at January 31, 2017 and 2016.

Following is a summary of convertible promissory notes:

	January 31, 2017	January 31, 2016

12% convertible note payable issued August 2013, due in August 2016	$-	$62,160
12% convertible note payable issued November 2015, due November 2017	-	55,000
12% convertible note payable issued December 2015, due September 2016	-	50,542
10% convertible note payable issued December 2016, due December 2017	33,467	-
	33,467	167,702
Less debt discount	(2,646)	(8,470)
Less current portion of convertible notes	(30,821)	(108,670)
Long-term convertible notes payable	$-	$50,562

In August 2013, we entered into a promissory note (the “August 2013 Note”) for a principal sum of $555,000 plus accrued and unpaid interest and any other fees. The consideration is up to $500,000, which would produce an original issue discount of $55,000 if all the consideration is received. The lender paid $150,000 upon closing pursuant to the terms of the August 2013 Note. The August 2013 Note has a maturity of one year from the delivery of each payment. The August 2013 Note may be convertible into shares of common stock of our company at any time from 180 days after the date of each payment of consideration, at a conversion price which is 70% of the average of the three lowest closing prices in the 20 trading days previous to the conversion. We may repay the August 2013 Note at any time on or before 90 days from the effective date of the August 2013 Note with an interest rate of 0%, after which we may not make any further payments on the August 2013 Note prior to the maturity date without written approval from the lender. If we elect not to repay the August 2013 Note on or before 90 days from the effective date of the August 2013 Note, a one-time interest charge of 12% will be applied to the principal sum. We elected not to pay the $150,000 portion of the August 2013 Note within 90 days from the effective date. After the $150,000 portion of the August 2013 Note became convertible, the note holder elected to convert the principal and interest totaling $186,480 into 17,937,915 shares of the company’s common stock during the months of February through May of 2014. On December 9, 2013, we received additional consideration of $75,000 pursuant to the terms of the August 2013 Note. We elected not to pay the $75,000 portion of the August 2013 Note within 90 days from the effective date. In June, October and August 2014, the note holder converted principal and interest totaling $93,240 into 9,983,507 shares of the Company’s common stock. On June 24, 2014 and September 3, 2014, we received additional consideration of $75,000 and $75,000, respectively, pursuant to the terms of the August 2013 Note. In December 2014 and January 2015, the note holder converted principal and interest totaling $41,961 into 5,900,000 shares of the Company’s common stock. On February 25, 2015, we received additional consideration of $50,000 with $5,500 of original issue discount pursuant to the terms of the August 2013 Note. On August 28, 2015, we received additional consideration of $50,000 with $5,500 of original issue discount pursuant to the terms of the August 2013 Note. We elected not to repay the $50,000 portion of the August 2013 Note within 90 days from the effective date. During the year ended January 31, 2016, the note holder converted principal and interest totaling $206,679 into 123,158,044 shares of the Company’s common stock. During the year ended January 31, 2017, the note holder converted principal and interest totaling $62,160 into 46,526,995 shares of the Company’s common stock. As January 31, 2017 and 2016, we had $0 and $62,160, respectively, of principal and interest outstanding for the August 2013 Note.

On November 18, 2013, we entered into a securities purchase agreement (the “November 2013 Note”), whereby we agreed to issue a convertible note to one lender in the principal amount of $250,000. The proceeds from the note were $225,000, which created an original issue discount of $25,000. The note was payable in full on November 18, 2014 and bears no interest except in an event of default. The lender may, at its option, after the 183rd day (after May 20, 2014) following the closing date, convert the principal amount or any portion of such principal amount of the note into shares of common stock of our company at the price equal to the lesser of (a) 100% of the volume weighted average price (VWAP), as reported on the closing date (November 18, 2013), and (b) 70% of the average of the 5 day VWAP immediately prior to the day of conversion. On November 13, 2014, we entered into an Assignment of Promissory Note & Acknowledgment, whereby we consented to an assignment of the note to another lender, pursuant to which $250,000 remains owing by the Company. The maturity date of the November 2013 Note was extended to November 18, 2015. From November 2014 through January 2015, the new noteholder converted principal of $102,500 into 11,792,944 shares of the Company’s common stock. During the year ended January 31, 2016, the new noteholder converted principal of $153,046 into 48,243,936 shares of the Company’s common stock. As of January 31, 2016, we had $0 of principal and interest outstanding for the November 2013 Note.

In August 2014, we received $150,000 pursuant to the terms of a convertible promissory note (the “August 2014 Note”) dated August 26, 2014. The Note bears interest at 12%, is due on August 26, 2015, and is convertible after 180 days at a 45% discount to the average of the daily VWAP prices for the previous 10 trading days before the date of conversion. During March and April 30, 2015, the new noteholder converted principal and accrued interest of $160,834 into 56,676,739 shares of the Company’s common stock. As of January 31, 2016, we had $0 of principal and interest outstanding for this Note.

On October 14, 2014, we entered into a securities purchase agreement, whereby we agreed to issue a convertible note (the “October 2014 Note”) to one lender in the principal amount of $105,000. The Note is payable in full on October 14, 2015, bears interest at the rate of 10% per annum, and includes a $5,000 original issuance discount. The Note may be convertible into shares of common stock of our company at any time from 180 days after the execution date of the Note at a price per share of 40% discount to the average of the daily VWAP for the previous five trading days before the date of conversion. During the year ended January 31, 2016, the note holder converted principal and interest totaling $110,901 into 74,878,264 shares of the Company’s common stock. As of January 31, 2016, we had $0 of principal and interest outstanding for this Note.

On December 3, 2014, we entered into a note purchase agreement, whereby we agreed to issue a convertible note (the “December 2014 Note”) to lender in the principal amount of $210,000, with a $10,000 original issuance discount. The initial purchase price was $105,000 of consideration of which $100,000 was received our company and $5,000 was retained through the original issue discount. An additional $50,000 was received on February 27, 2015 with a $2,500 original issue discount. An additional $30,000 was received on June 11, 2015 with a $1,500 original issue discount. An additional $20,000 was received on July 9, 2015 with a $1,000 original issue discount. The Note bears interest at 10%, is due on December 3, 2016, and is convertible after six months of advance of funds at a 37.5% discount to the average of the daily VWAP prices for the previous 5 trading days before the date of conversion. During the year ended January 31, 2016, the note holder converted principal and interest totaling $231,000 into 196,244,876 shares of the Company’s common stock. As of January 31, 2016, we had of $0 of principal and interest outstanding for the December 2014 Note.

On November 2, 2015, we entered into a promissory note (the “November 2015 Note”) for a principal sum of up to $500,000. The consideration is up to $450,000, which would produce an original issue discount of $50,000 if all the consideration is received. The lender paid $50,000 upon closing pursuant to the terms of the November 2015 Note, which resulted in the Company recording a $5,000 original issue discount. The maturity date is two years from the effective date of each payment, as well as any unpaid interest and other fees. The November 2015 Note may be convertible into shares of common stock of our company at any time at a conversion price of 70% of the average of the three lowest closing prices in the 20 trading days previous to the conversion. We may repay the November 2015 Note at any time on or before 90 days from the effective date of the November 2015 with an interest rate of 0%, after which we may not make any further payments on the November 2015 Note prior to the maturity date without written approval from the lender. If we elect not to repay the November 2015 Note on or before 90 days from the effective date of the November 2015, a one-time interest charge of 12% will be applied to the principal sum. On March 23, 2016, the November 2015 Note was amended to allow for conversion only after 180 days. On March 10, 2016, we received an additional $50,000 under the November 2015 Note, with a $5,000 original issue discount. On May 25, 2016, we received an additional $28,000 under the November 2015 Note, with a $2,800 original issue discount. During the year ended January 31, 2017, the note holder converted principal and interest totaling $159,289 into 122,373,003 shares of the Company’s common stock. As of January 31, 2017 and 2016, we had of $0 and $55,000, respectively, of principal and interest outstanding for the November 2015 Note.

On December 29, 2015, the Company entered into a convertible promissory note (the “December 2015 Note”) for a principal sum of $50,000, due on demand by the lender at any time on or after September 29, 2016, with interest at 12% per annum. The lender paid $49,000 upon closing of the December 2015 Note, which included the lender retaining $1,000 as an original issue discount. The December 2015 Note may be convertible into shares of the common stock of our company at any time after 180 days at a conversion price of the lower of: (i) a 45% discount to the second lowest trading price during the previous ten trading days to the date of a conversion notice; or (ii) a 45% discount to the second lowest trading price during the previous ten trading days before the date the December 2015 Note was executed on December 29, 2015. During the year ended January 31, 2017, the note holder converted principal and interest totaling $55,000 into 47,168,177 shares of the Company’s common stock. As of January 31, 2017 and 2016, we had of $0 and $50,542 of principal and interest outstanding for the December 2015 Note.

On December 14, 2016, we entered into a convertible promissory note (the “December 2016 Note”) to Tangiers Investment Group, LLC (“Tangiers”) for a principal sum of up to $110,000, bearing interest at 12% per annum. The consideration is up to $100,000, which would produce an original issue discount of $10,000 if all the consideration is received. The lender paid $30,000 pursuant to the terms of the December 2016 Note on December 19, 2016, which resulted in the Company recording a $3,000 original issue discount. The maturity date is one year from the effective date of each payment, as well as any unpaid interest and other fees. The December 2016 Note may be convertible into shares of common stock of our company after 180 days of funding at a conversion price of 62.5% of the volume weighted average price of the Company’s common stock during the five trading days previous to the conversion. We may repay the December 2016 Note at any time before 150 days from the effective date of the December 2016 Note, or prepay at 130% of the principal from 151 to 180 days, after which we may not make any further payments on the December 2016 Note prior to the maturity date without written approval from the lender. As of January 31, 2017, we had of $33,467 of principal and interest outstanding for the December 2016 Note.

On February 2, 2017, the Company and Tangiers entered into Amendment #1 to the Note (“Amendment #1”). Amendment #1 provides that, on or before February 2, 2017, Tangiers would make a payment to the Company of $77,000, which includes a 10% OID. The net proceeds of $70,000 were received on February 2, 2017.

Also on February 2, 2017, the Company and Tangiers entered into Amendment #2 to the Note (“Amendment #2”). Amendment #2 provides that the conversion price under the Note is equal to 60% of the lowest trading price of the Company’s common stock during the 20 consecutive trading days prior to Tangier’s conversion election. The default percentages of 5% and 10% of the discount of conversion price point remained the same other than reflecting the amended discount price. In addition, the provision in the Note relating to a right of first refusal was removed by Amendment #2.

During the years ended January 31, 2017 and 2016, the Company recorded debt discounts of $259,813 and $549,531, respectively, due to the derivative liabilities, and original issue debt discounts of $10,800 and $22,000, respectively, due to the convertible notes. The Company recorded amortization of these discounts of $276,437 and $606,270 for the years ended January 31, 2017 and 2016, respectively.